Unaudited Condensed Consolidated Statements of Loss and Comprehensive Loss (Parenthetical)	Dec. 31, 2025 € / shares
Unaudited Condensed Consolidated Statements of Loss and Comprehensive Loss
Exercise price of contingently issuable shares, per share	€ 0